UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21566

Name of Fund:  BlackRock Floating Rate Income Trust (BGT)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Floating Rate Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2013

Date of reporting period: 07/31/2013

Item 1 – Schedule of Investments

Consolidated Schedule of Investments July 31, 2013 (Unaudited)	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
ACAS CLO Ltd., Series 2012-1A, Class D, 5.12%, 9/20/23 (a)(b)	USD	750	$746,250
Apidos CDO XI, Series 2012-11A, Class D, 4.52%, 1/17/23 (a)(b)		500	491,750
Atrium CDO Corp., Series 9A, Class D, 3.96%, 2/28/24 (a)(b)		500	467,250
Carlyle Global Market Strategies CLO Ltd. (a)(b):
Series 2012-4A, Class D, 4.77%, 1/20/25		450	450,000
Series 2013-1A, Class C, 4.29%, 2/14/25		250	241,903
Cavalry CLO Ltd., Series 2A, Class D, 4.27%, 1/17/24 (a)(b)		500	480,000
Cent CLO LP, Series 2013-17A, Class C, 3.79%, 1/30/25 (a)(b)		500	467,235
Fraser Sullivan CLO VII Ltd., Series 2012-7A, Class C, 4.27%, 4/20/23 (a)(b)		575	559,257
Goldentree Loan Opportunities VI Ltd., Series 2012-6A, Class D, 4.47%, 4/17/22 (a)(b)		950	934,705
Highbridge Loan Management Ltd., Series 2012-1A, Class C, 5.27%, 9/20/22 (a)(b)		925	925,000
ING Investment Management, Series 2012-2A, Class D, 4.82%, 10/15/22 (a)(b)		950	952,565
LCM XI LP, Series 11A, Class D2, 4.22%, 4/19/22 (a)(b)		1,000	967,500
Marea CLO Ltd., Series 2012-1A, Class D, 4.82%, 10/16/23 (a)(b)		1,000	997,000
North End CLO, Ltd. 2013-1, 3.77%, 7/17/25 (a)(b)(c)		500	474,900
OZLM Funding Ltd. (a)(b):
Series 2012-2A, Class C, 4.62%, 10/30/23		500	487,450
Series 2013-3A, Class C, 4.17%, 1/22/25		250	240,400
Race Point VI CLO Ltd., Series 2012-6A, Class D, 4.77%, 5/24/23 (a)(b)		675	675,000
Symphony CLO Ltd. (a)(b):
Series 2012-10A, Class D, 5.51%, 7/23/23		925	931,937
Series 2012-9A, Class D, 4.52%, 4/16/22		775	763,452
West CLO Ltd., Series 2012-1A, Class C, 5.02%, 10/30/23 (a)(b)		845	847,729
Total Asset-Backed Securities — 3.7%			13,101,283
Common Stocks	Shares		Value
Auto Components — 0.0%
Lear Corp.		402	$27,847
Construction & Engineering — 0.0%
USI United Subcontractors		8,067	8,067
Hotels, Restaurants & Leisure — 0.4%
BLB Worldwide Holdings, Inc.		50,832	1,448,712
Metals & Mining — 0.1%
Euramax International		1,135	227,040
Paper & Forest Products — 0.3%
Ainsworth Lumber Co. Ltd. (d)		220,483	729,863
Ainsworth Lumber Co. Ltd. (a)(d)		62,685	208,116

			937,979
Software — 0.3%
HMH Holdings/EduMedia		41,612	1,175,540
Total Common Stocks – 1.1%			3,825,185

Corporate Bonds	Par (000)
Airlines — 0.6%
American Airlines Pass-Through Trust, Series 2011-2, Class A, 8.63%, 4/15/23	USD	200	208,205
Continental Airlines Pass-Through Trust, Series 2012-3, Class C, 6.13%, 4/29/18		415	421,225
US Airways 2012-2 Class C Pass Through Trust, 5.45%, 6/03/18		1,585	1,505,750

			2,135,180
Auto Components — 0.2%
Icahn Enterprises LP, 8.00%, 1/15/18		660	697,125
Beverages — 0.6%
Refresco Group BV (b):
4.20%, 5/15/18	EUR	1,000	1,331,680
4.20%, 5/15/18 (a)		500	665,840

			1,997,520
Building Products — 0.3%
Grohe Holding GmbH, 4.21%, 9/15/17 (a)(b)		700	931,245
Capital Markets — 0.2%
E*Trade Financial Corp., 0.00%, 8/31/19 (a)(e)(f)	USD	439	632,709
Commercial Banks — 1.2%
VTB Bank OJSC Via VTB Capital SA, 6.88%, 5/29/18		3,940	4,225,650

BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2013	1

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Commercial Services & Supplies — 0.2%
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (a)	USD	478	$495,369
UR Merger Sub Corp., 5.75%, 7/15/18		210	224,700

			720,069
Communications Equipment — 1.2%
Avaya, Inc., 7.00%, 4/01/19 (a)		467	430,808
Telenet Finance IV Luxembourg S.C.A., 4.08%, 6/15/21 (b)	EUR	1,500	1,997,680
Zayo Group LLC/Zayo Capital, Inc.:
8.13%, 1/01/20	USD	1,010	1,111,000
10.13%, 7/01/20		665	759,762

			4,299,250
Construction & Engineering — 0.1%
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (a)		237	238,185
Consumer Finance — 0.3%
Inmarsat Finance PLC, 7.38%, 12/01/17 (a)		1,015	1,068,288
Containers & Packaging — 2.3%
Ardagh Packaging Finance PLC:
7.38%, 10/15/17	EUR	300	425,047
7.38%, 10/15/17 (a)		400	566,729
4.88%, 11/15/22 (a)	USD	201	195,472
GCL Holdings S.C.A., 9.38%, 4/15/18 (a)	EUR	329	472,700
Guala Closures SpA, 5.58%, 11/15/19 (b)		1,500	2,017,974
Smurfit Kappa Acquisitions:
7.25%, 11/15/17 (a)		355	495,888
7.75%, 11/15/19 (a)		416	604,385
3.72%, 10/15/20 (b)		2,500	3,404,565

			8,182,760
Diversified Financial Services — 1.6%
Ally Financial, Inc. (b):
2.47%, 12/01/14	USD	795	797,592
2.95%, 7/18/16		1,750	1,762,885
Travelex Financing PLC, 8.00%, 8/01/18 (a)(c)	GBP	2,000	3,023,637

			5,584,114
Energy Equipment & Services — 0.7%
CGG Veritas, 7.75%, 5/15/17	USD	1,795	1,839,875
FTS International Services LLC/FTS International Bonds, Inc., 8.13%, 11/15/18 (a)		263	286,670
Tervita Corp., 8.00%, 11/15/18 (a)		369	382,376

			2,508,921
Health Care Equipment & Supplies — 1.2%
IDH Finance PLC, 5.51%, 12/01/18 (b)	GBP	2,000	3,028,810
Corporate Bonds	Par (000)		Value
Health Care Equipment & Supplies (concluded)
Ontex IV SA, 4.34%, 4/15/18 (b)	EUR	1,000	$1,317,046

			4,345,856
Health Care Providers & Services — 0.8%
Crown Newco 3 PLC, 7.00%, 2/15/18 (a)	GBP	1,750	2,723,418
Hotels, Restaurants & Leisure — 0.1%
Carlson Wagonlit BV, 6.88%, 6/15/19 (a)	USD	200	207,250
Household Durables — 0.6%
Berkline/Benchcraft LLC, 4.50%, 11/03/13 (d)(g)		400	—
Verisure Holding AB, 6.70%, 9/01/18 (b)	EUR	1,500	2,025,458

			2,025,458
Independent Power Producers & Energy Traders — 1.0%
Energy Future Intermediate Holding Co. LLC:
10.00%, 12/01/20	USD	2,525	2,733,312
10.00%, 12/01/20 (a)		585	631,800

			3,365,112
Media — 1.7%
NAI Entertainment Holdings LLC, 5.00%, 8/01/18 (a)(c)		248	249,860
Odeon & UCI Finco PLC, 5.23%, 8/01/18 (b)	EUR	1,600	2,123,238
Unitymedia Hessen GmbH & Co. KG, 8.13%, 12/01/17		148	208,052
Virgin Media Secured Finance PLC, 7.00%, 1/15/18	GBP	1,197	1,902,879
Ziggo Finance BV, 6.13%, 11/15/17 (a)	EUR	1,005	1,387,139

			5,871,168
Oil, Gas & Consumable Fuels — 1.1%
EP Energy LLC/Everest Acquisition Finance, Inc., 6.88%, 5/01/19	USD	385	411,950
Petroleos de Venezuela SA, 5.25%, 4/12/17		4,000	3,280,000

			3,691,950
Specialty Retail — 1.0%
DFS Furniture Holdings PLC, 6.51%, 8/15/18 (b)	GBP	2,000	3,085,096
House of Fraser Funding PLC, 8.88%, 8/15/18 (a)		349	558,789

			3,643,885
Transportation Infrastructure — 0.3%
Aguila 3 SA, 7.88%, 1/31/18 (a)	CHF	1,100	1,229,024
Wireless Telecommunication Services — 1.1%
Matterhorn Mobile SA, 5.45%, 5/15/19 (b)	EUR	3,000	4,030,960
Total Corporate Bonds — 18.4%			64,355,097

2	BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Aerospace & Defense — 1.2%
DigitalGlobe, Inc., New Term Loan B, 3.75%, 1/31/20	USD	1,362	$1,371,800
DynCorp International LLC, Term Loan B, 6.25%, 7/07/16		385	389,043
The SI Organization, Inc., Term Loan B, 5.50%, 11/22/16		1,067	1,037,229
Spirit Aerosystems, Inc., Term Loan B, 3.75%, 4/18/19		958	965,538
Transdigm, Inc., Term Loan C, 3.75%, 2/28/20		517	519,340

			4,282,950
Airlines — 1.1%
Delta Air Lines, Inc.:
New Term Loan B, 4.25%, 10/18/18		450	452,475
Term Loan, 3.52%, 9/16/15		888	847,898
Northwest Airlines, Inc.:
Term Loan, 2.30%, 3/10/17		316	292,063
Term Loan, 2.30%, 3/10/17		316	292,885
Term Loan, 1.68%, 9/10/18		268	236,898
Term Loan, 1.68%, 9/10/18		265	234,465
Term Loan, 1.68%, 9/10/18		264	233,653
US Airways, Inc., Term Loan B-1, 4.25%, 5/23/19		1,230	1,229,336

			3,819,673
Auto Components — 3.0%
Autoparts Holdings Ltd., 1st Lien Term Loan, 6.50%, 7/28/17		1,591	1,539,677
Federal-Mogul Corp.:
Term Loan B, 2.13% — 2.14%, 12/29/14		3,426	3,376,402
Term Loan C, 2.13% — 2.14%, 12/28/15		1,428	1,407,123
The Goodyear Tire & Rubber Co., New 2nd Lien Term Loan, 4.75%, 4/30/19		1,705	1,716,918
GPX International Tire Corp. (d)(g):
PIK Term Loan, 13.00%, 3/31/12		4	—
Term Loan, 12.25%, 3/30/12		274	—
Schaeffler AG, Term Loan C, 4.25%, 1/27/17		270	272,700
Transtar Holding Co., 1st Lien Term Loan, 5.50%, 10/09/18		1,310	1,316,651
UCI International, Inc., New Term Loan B, 5.50%, 7/26/17		926	929,149

			10,558,620
Floating Rate Loan Interests (b)	Par (000)		Value
Beverages — 0.0%
Le-Nature’s, Inc., Tranche B Term Loan, 0.00%, 3/01/11 (d)(g)	USD	1,000	$100
Biotechnology — 0.3%
Grifols, Inc., Term Loan B, 4.25%, 6/01/17		864	871,645
Building Products — 1.2%
Armstrong World Industries, Inc., New Term Loan B, 3.50%, 3/16/20		608	610,757
CPG International, Inc., Term Loan, 5.75%, 9/18/19		1,935	1,941,820
United Subcontractors, Inc., Term Loan, 4.28%, 6/30/15		211	200,417
Wilsonart International Holdings LLC, Term Loan B, 4.00%, 10/31/19		1,547	1,545,771

			4,298,765
Capital Markets — 1.3%
American Capital Holdings, Inc., New Term Loan, 5.50%, 8/22/16		1,395	1,400,817
HarbourVest Partners LLC, Term Loan B, 4.75%, 11/21/17		881	886,361
Knight Capital Group, Inc., Term Loan B, 5.75%, 12/05/17		1,155	1,146,338
Nuveen Investments, Inc.:
New 2nd Lien Term Loan, 6.50%, 2/28/19		436	435,455
Incremental Term Loan, 4.19%, 5/13/17		572	571,875

			4,440,846
Chemicals — 4.1%
AI Chem & Cy S.C.A.:
2nd Lien Term Loan, 8.25%, 4/03/20		330	335,775
Term Loan B1, 4.50%, 10/03/19		599	603,630
Term Loan B2, 4.50%, 10/03/19		311	313,195
American Rock Salt Holdings LLC, Term Loan, 5.50%, 4/25/17		592	594,867
Chemtura Corp., Exit Term Loan B, 5.50%, 8/27/16		545	547,878
Evergreen Acqco 1 LP, New Term Loan, 5.00%, 7/09/19		1,273	1,279,395
General Chemical Corp., New Term Loan, 5.00% — 5.75%, 10/06/15		440	441,447
INEOS US Finance LLC:
3 year Term Loan, 2.19%, 5/04/15		231	231,724
6 Year Term Loan, 4.00%, 5/04/18		566	564,415
MacDermid, Inc.:
2nd Lien Term Loan, 7.75%, 12/07/20		165	166,650

BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2013	3

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Chemicals (concluded)
MacDermid, Inc. (concluded):
1st Lien Term Loan, 4.00%, 6/07/20	USD	755	$757,831
Nexeo Solutions LLC, Term Loan B, 5.00%, 9/08/17		1,438	1,419,819
Oxea Sarl:
1st Lien Term Loan, 4.25%, 11/22/19		1,430	1,444,300
2nd Lien Term Loan, 8.25%, 5/22/20		845	842,888
Royal Adhesives and Sealants, 1st Lien Term Loan, 5.50%, 1/30/19		425	427,656
Tronox Pigments (Netherlands) BV, 2013 Term Loan, 4.50%, 3/19/20		1,483	1,499,721
Univar, Inc., Term Loan B, 5.00%, 6/30/17		960	948,214
US Coatings Acquisition, Inc., Term Loan, 4.75%, 2/03/20		1,935	1,954,231

			14,373,636
Commercial Services & Supplies — 3.4%
ADS Waste Holdings, Inc., New Term Loan B, 4.25%, 10/09/19		1,903	1,916,400
AWAS Finance Luxembourg 2012 Sarl, Term Loan, 3.50%, 7/16/18		257	258,246
AWAS Finance Luxembourg Sarl, Term Loan B, 3.50%, 6/10/16		579	579,670
Catalent Pharma Solutions, Inc., New Term Loan, 6.50%, 12/29/17 (h)		300	300,564
Garda World Security Corp., Term Loan B, 4.50%, 11/13/19		313	314,591
KAR Auction Services, Inc., Term Loan B, 3.75%, 5/19/17		891	897,343
Learning Care Group (US) No. 2, Inc., Term Loan B, 6.00%, 5/08/19		555	556,387
Livingston International, Inc.:
1st Lien Term Loan, 5.00%, 4/16/19		820	819,492
2nd Lien Term Loan, 9.00%, 4/16/20		540	545,400
Progressive Waste Solutions Ltd., Term Loan B, 3.50%, 10/24/19		826	832,044
Protection One, Inc., Term Loan, 4.25%, 3/21/19		1,343	1,353,079
Spin Holdco, Inc., New Term Loan B, 4.25%, 11/14/19		1,675	1,683,894
West Corp., Term Loan B8, 3.75%, 6/29/18	USD	1,619	1,622,413

			11,679,523
Floating Rate Loan Interests (b)	Par (000)		Value
Communications Equipment — 3.3%
Alcatel-Lucent USA, Inc.:
Term Loan B, 6.25%, 8/01/16	USD	1,165	$1,178,106
Term Loan C, 7.25%, 1/30/19		1,761	1,797,254
Term Loan D, 7.50%, 1/30/19	EUR	647	870,445
Avaya, Inc.:
Extended Term Loan B3, 4.77%, 10/26/17	USD	1,325	1,160,782
Term Loan B5, 8.00%, 3/30/18		171	160,210
CommScope, Inc., New Term Loan, 3.75%, 1/12/18		1,180	1,187,754
Riverbed Technology, Inc., Term Loan, 4.00%, 12/18/19		927	934,245
Telesat Canada, Term Loan A, 4.38%, 3/24/17	CAD	2,857	2,746,608
Zayo Group, LLC, Term Loan B, 4.50%, 7/02/19	USD	1,561	1,571,993

			11,607,397
Construction & Engineering — 2.9%
BakerCorp International, Inc., New Term Loan, 4.25%, 2/14/20		671	669,841
Centaur LLC:
1st Lien Term Loan, 5.25%, 2/15/19		1,516	1,525,676
2nd Lien Term Loan, 8.75%, 2/15/20		745	750,588
Reynolds Group Holdings, Inc., Term Loan, 5.00%, 9/28/18	EUR	4,963	6,612,886
United States infrastructure Corp. Holdings, Inc., 1st Lien, 4.75%, 7/31/20	USD	710	713,550

			10,272,541
Construction Materials — 1.1%
HD Supply, Inc., Senior Debt B, 4.50%, 10/12/17		3,806	3,839,367
Consumer Finance — 0.4%
Springleaf Financial Funding Co., Term Loan, 5.50%, 5/10/17		1,354	1,354,453
Containers & Packaging — 1.5%
Berlin Packaging LLC:
1st Lien Term Loan, 4.75%, 4/02/19		270	271,687
2nd Lien Term Loan, 8.75%, 4/02/20		325	328,250
Clondalkin Acquisition BV, Term Loan B, 5.75%, 5/29/20		890	892,225
Pact Group Pty Ltd., Term Loan B, 3.75%, 5/29/20		2,130	2,130,000
Polarpak, Inc., USD 1st Lien Canadian Borrower, 4.50%, 6/08/20		336	333,388
Sealed Air Corp., New Term Loan, 4.00%, 10/03/18		1,012	1,024,625

4	BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Containers & Packaging (concluded)
WNA Holdings Inc., USD 1st Lien US Borrower, 13.75%, 5/15/20	USD	183	$181,100

			5,161,275
Distributors — 1.2%
ABC Supply Co., Inc., Term Loan, 3.50%, 4/16/20		2,855	2,856,428
Crossmark Holdings, Inc., Term Loan, 4.50%, 12/20/19		498	497,813
VWR Funding, Inc., Extended Add on Term Loan, 4.19%, 4/03/17		731	733,614

			4,087,855
Diversified Consumer Services — 2.9%
Bright Horizons Family Solutions, Inc., Term Loan B, 4.00% — 5.25%, 1/30/20		1,497	1,503,090
Dundee Holdco 4 Ltd., Term Loan, 5.50%, 4/09/20		554	557,765
Education Management LLC, Term Loan C3, 8.25%, 3/29/18		143	133,623
Iglo Foods Midco Ltd., Term Loan F, 4.88%, 10/31/17	EUR	2,620	3,501,814
Laureate Education, Inc., Extended Term Loan, 5.25%, 6/18/18	USD	1,245	1,245,351
ServiceMaster Co., Term Loan, 4.25%, 1/31/17		1,935	1,921,573
Weight Watchers International, Inc., Term Loan B2, 3.75%, 4/02/20		1,247	1,250,778

			10,113,994
Diversified Financial Services — 1.4%
ION Trading Technologies Sarl:
1st Lien Term Loan, 4.50%, 5/22/20		795	797,321
2nd Lien Term Loan, 8.25%, 5/21/21		220	220,550
Kasima LLC, New Term Loan B, 3.25%, 5/14/21		1,160	1,160,731
ROC Finance LLC, Term Loan, 5.00%, 5/15/19		660	663,300
WMG Acquisition Corp., New Term Loan, 3.75%, 7/01/20		2,140	2,142,675

			4,984,577
Diversified Telecommunication Services — 4.5%
Consolidated Communications, Inc., Term Loan B3, 5.25%, 12/31/18		2,338	2,362,217
Hawaiian Telcom Communications, Inc., Term Loan B, 5.00%, 2/28/17		1,456	1,474,047
Integra Telecom, Inc.:
1st Lien Term Loan, 5.25%, 2/22/19		1,232	1,245,772

Floating Rate Loan Interests (b)	Par (000)		Value
Diversified Telecommunication Services (concluded)
Integra Telecom, Inc. (concluded):
2nd Lien Term Loan, 9.75%, 2/21/20	USD	650	$667,472
ISS Holdings, Term Loan B12, 3.75%, 4/30/18		2,000	1,997,500
Level 3 Financing, Inc.:
2016 Term Loan B, 4.75%, 2/01/16		437	438,556
2019 Term Loan B, 5.25%, 8/01/19		1,040	1,046,167
Term Loan, 4.75%, 8/01/19		3,400	3,422,270
Syniverse Holdings, Inc., Tranche B Term Loan, 4.00%, 4/23/19		1,220	1,222,037
US Telepacific Corp., Term Loan B, 5.75%, 2/23/17		1,886	1,881,041

			15,757,079
Electronic Equipment, Instruments & Components — 1.1%
CDW LLC, New Term Loan, 3.50%, 4/29/20		873	867,174
La Frontera Generation LLC, Term Loan B, 4.50%, 9/30/20		2,865	2,880,528

			3,747,702
Energy Equipment & Services — 0.9%
Dynegy Holdings Inc., Term Loan B2, 4.00%, 4/23/20		1,115	1,119,527
MEG Energy Corp., Term Loan, 3.75%, 3/31/20		969	973,989
Tervita Corp., Term Loan, 6.25%, 5/15/18		489	492,555
Unifrax Corp., New Term Loan, 4.25%, 11/28/18		582	584,258

			3,170,329
Food & Staples Retailing — 3.0%
Alliance Boots Holdings Ltd., Term Loan B1, 3.49%, 7/09/15	GBP	4,525	6,816,611
Iceland Foods Group Ltd., Term Loan B1, 4.99%, 3/08/19		849	1,297,261
Pilot Travel Centers LLC, Term Loan B2, 4.25%, 8/07/19	USD	395	394,702
Rite Aid Corp., 2nd Lien Term Loan, 5.75%, 8/21/20		540	555,660
Supervalu, Inc., Refinancing Term Loan B, 5.00%, 3/21/19		1,096	1,104,998
US Foods, Inc., Refinancing Term Loan, 4.50%, 3/29/19		390	390,488

			10,559,720
Food Products — 2.2%
Advance Pierre Foods, Inc., Term Loan, 5.75%, 7/10/17		1,443	1,456,456
CTI Foods Holding Co, LLC, New 1st Lien Term Loan, 4.50%, 6/30/20		520	518,481

BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2013	5

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Food Products (concluded)
Del Monte Foods Co., Term Loan, 4.00%, 3/08/18	USD	1,005	$1,004,869
Dole Food Co., Inc., Term Loan, 3.75% — 5.00%, 4/01/20		1,606	1,605,975
GFA Brands, Inc., New Term Loan B, 5.00%, 7/09/20		295	293,711
Michael Foods Group, Inc., Term Loan, 4.25%, 2/23/18		293	295,214
Performance Food Group Co., 2nd Lien Term Loan, 6.25%, 11/29/19		1,520	1,504,800
Pinnacle Foods Finance LLC, Term Loan G, 3.25%, 4/29/20		1,147	1,146,414

			7,825,920
Health Care Equipment & Supplies — 5.1%
Arysta LifeScience Corp.:
1st Lien Term Loan, 4.50%, 5/25/20		2,105	2,118,156
2nd Lien Term Loan, 8.25%, 11/30/20		885	889,425
Bausch & Lomb, Inc., New Term Loan, 4.00%, 5/17/19		1,973	1,971,395
Biomet, Inc., Extended Term Loan B, 3.94% — 4.02%, 7/25/17		897	902,365
BSN Medical Acquisition Holding GmbH, Term Loan B1A, 5.00%, 8/28/19		2,000	2,005,000
Capital Safety North America Holding, Inc., Term Loan, 4.50%, 1/21/19		948	953,563
CeramTec Gmbh, Term Loan B, 4.25%, 8/14/20		1,020	1,025,100
DJO Finance LLC, Term Loan B3, 4.75%, 9/15/17		2,620	2,642,310
Hologic, Inc., Term Loan B, 4.50%, 8/01/19		1,599	1,603,564
Immucor, Inc., Term Loan B2, 5.00%, 8/17/18		1,729	1,742,882
LHP Hospital Group, Inc., Term Loan, 9.00%, 7/03/18		564	564,300
Onex Carestream Health, Inc.:
1st Lien Term Loan, 5.00%, 6/07/19		770	773,373
2nd Lien Term Loan, 9.50%, 6/07/19		605	592,900

			17,784,333
Health Care Providers & Services — 3.8%
American Renal Holdings, Inc.:
1st Lien Term Loan, 4.50%, 9/20/19		1,591	1,571,125
2nd Lien Term Loan, 8.50%, 2/14/20		885	873,937
Ardent Medical Services, Inc., Term Loan, 6.75%, 7/02/18		706	710,569

Floating Rate Loan Interests (b)	Par (000)		Value
Health Care Providers & Services (concluded)
CHG Buyer Corp., 1st Lien Term Loan, 5.00%, 11/19/19	USD	1,084	$1,091,567
ConvaTec, Inc., Term Loan, 5.00%, 12/22/16		1,150	1,153,707
DaVita, Inc.:
New Term Loan B, 4.50%, 10/20/16		2,173	2,186,154
Term Loan B2, 4.00%, 11/01/19		432	434,245
Emergency Medical Services Corp., Term Loan, 4.00%, 5/25/18		923	925,516
Genesis HealthCare Corp., Term Loan B, 10.00% — 10.75%, 9/25/17		563	573,101
HCA, Inc., Extended Term Loan B4, 2.94%, 5/01/18		330	330,908
Ikaria Acquisition, Inc., New Tranche B Loan, 7.25%, 7/03/18 (h)		380	380,714
inVentiv Health, Inc.:
Combined Term Loan, 7.50%, 8/04/16		183	179,757
Incremental Term Loan B-3, 7.75%, 5/15/18		241	236,307
Surgical Care Affiliates LLC, Term Loan, 4.25%, 6/29/18 (h)		850	851,326
US Renal Care, Inc., 1st Lien Term Loan, 6.25%, 7/02/19		1,356	1,351,214
Vanguard Health Holdings Co. II LLC, Term Loan B, 3.75%, 1/29/16		324	324,288

			13,174,435
Health Care Technology — 0.5%
IMS Health, Inc., Term Loan B1, 3.75%, 9/01/17		1,172	1,177,463
MedAssets, Inc., Term Loan B, 4.00%, 12/13/19		621	623,769

			1,801,232
Hotels, Restaurants & Leisure — 5.8%
Boyd Gaming Corp., Incremental Term Loan, 6.00%, 12/17/15		981	980,745
Caesars Entertainment Operating Co., Inc.:
Extended Term Loan B6, 5.44%, 1/26/18		340	301,070
Term Loan, 9.25%, 4/25/17		855	857,138
Four Seasons Holdings, Inc., 2nd Lien Term Loan, 6.25%, 12/28/20		745	756,175
Great Wolf Resorts, Inc., Senior Debt B, 4.50%, 8/31/20		895	897,980
Harrah’s Property Co., Mezzanine Term Loan, 3.68%, 2/13/14		7,448	6,880,182

6	BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Hotels, Restaurants & Leisure (concluded)
MGM Resorts International, Term Loan B, 3.50%, 12/20/19	USD	1,447	$1,447,235
OSI Restaurant Partners LLC, Term Loan, 3.50%, 10/25/19		635	637,457
Sabre, Inc., Term Loan B, 5.25%, 2/19/19		851	861,068
Station Casinos, Inc., New Term Loan B, 5.00%, 3/01/20		3,227	3,255,148
Travelport LLC:
2nd Lien Term Loan 1, 9.50%, 1/29/16		575	591,773
Refinancing Term Loan, 6.25%, 6/26/19		600	598,950
Twin River Worldwide Holdings, Inc., Term Loan B, 5.25%, 11/09/18		1,511	1,523,195
Wendy’s International, Inc., Term Loan B, 3.25%, 5/15/19		581	582,376

			20,170,492
Household Products — 1.1%
Prestige Brands, Inc., Term Loan, 3.75% — 5.00%, 1/31/19		1,234	1,243,895
Spectrum Brands, Inc., New Term Loan, 4.50% — 5.50%, 12/17/19		2,221	2,240,602
Waddington North America Inc., 2nd Lien Term Loan, 8.50%, 11/30/20		245	243,775

			3,728,272
Independent Power Producers & Energy Traders — 0.5%
Calpine Corp., Term Loan B1, 4.00%, 4/02/18		564	567,489
Star West Generation LLC, New Term Loan B, 4.25%, 3/13/20		1,082	1,091,087

			1,658,576
Industrial Conglomerates — 0.8%
Sequa Corp., New Term Loan B, 5.25%, 6/19/17 (h)		2,590	2,622,858
Insurance — 2.1%
Alliant Holdings I, Inc., New Term Loan B, 5.00%, 12/20/19		1,129	1,139,207
Asurion LLC, Term Loan B1, 4.50%, 5/24/19		1,726	1,723,304
CNO Financial Group, Inc., Term Loan B-2, 3.75%, 9/20/18		1,382	1,385,850
Cooper Gay Swett & Crawford Ltd.:
1st Lien Term Loan, 5.00%, 4/16/20		1,115	1,126,150
2nd Lien Term Loan, 8.25%, 10/16/20		530	536,625
Cunningham Lindsey US, Inc., 1st Lien Term Loan, 5.00%, 12/10/19		980	982,525

Floating Rate Loan Interests (b)	Par (000)		Value
Insurance (concluded)
National Financial Partners Corp., Term Loan B, 5.25%, 6/24/20	USD	340	$340,707

			7,234,368
Internet Software & Services — 0.3%
Web.com Group, Inc., Term Loan B, 4.50%, 10/27/17		1,106	1,112,977
IT Services — 3.8%
CCC Information Services, Inc., Term Loan, 4.00%, 12/20/19		517	518,036
Ceridian Corp., Extended Term Loan, 5.94%, 5/09/17		1,508	1,516,451
First Data Corp.:
2018 Term Loan, 4.19%, 9/24/18		1,130	1,126,972
Extended 2018 Term Loan B, 4.19%, 3/23/18		4,640	4,628,186
Genpact International, Inc., Term Loan B, 3.50%, 8/30/19		2,070	2,081,252
InfoGroup, Inc., Term Loan, 7.50%, 5/25/18		314	285,042
SunGard Data Systems, Inc.:
Term Loan D, 4.50%, 1/31/20		677	685,484
Term Loan E, 4.00%, 3/08/20		195	196,458
TransUnion LLC, Term Loan, 4.25%, 2/10/19		2,213	2,230,635

			13,268,516
Leisure Equipment & Products — 0.1%
FGI Operating Co. LLC, Term Loan, 5.50%, 4/19/19		510	511,540
Life Sciences Tools & Services — 0.2%
Patheon, Inc., Term Loan, 7.25%, 12/06/18		739	750,504
Machinery — 3.1%
Alliance Laundry Systems LLC:
2nd Lien Term Loan, 9.50%, 12/10/19		286	291,375
Refinancing Term Loan, 4.50%, 12/07/18		492	496,282
Dematic SA, Term Loan, 5.25%, 12/27/19		1,060	1,063,649
Gardner Denver, Inc.:
Term Loan, 4.25%, 7/30/20		2,018	2,023,103
Term Loan, 4.75%, 7/30/20	EUR	1,109	1,475,044
Generac Power Systems, Inc., Term Loan B, 3.50%, 5/29/20	USD	2,085	2,083,040
Intelligrated, Inc., 1st Lien Term Loan, 4.50%, 7/30/18 (h)		1,191	1,193,978
Navistar International Corp., Term Loan B, 5.75%, 8/17/17		549	559,347
Silver II US Holdings LLC, Term Loan, 4.00%, 12/13/19		781	780,045

BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2013	7

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Machinery (concluded)
Terex Corp., Term Loan B, 5.00%, 4/28/17	EUR	201	$269,964
Wabash National Corp., Term Loan B, 4.50%, 5/02/19	USD	661	665,992

			10,901,819
Marine — 0.3%
HGIM Corp., Term Loan B, 5.50%, 6/18/20		1,175	1,191,156
Media — 13.2%
Advanstar Communications, Inc., 2nd Lien Term Loan, 9.50%, 6/06/20		685	685,000
Capsugel Holdings US, Inc., Term Loan B, 4.25%, 8/01/18		1,136	1,142,159
Catalina Marketing Corp., Extended Term Loan B, 5.70%, 9/29/17 (h)		1,355	1,370,165
Cengage Learning Acquisitions, Inc.:
Non Extended Term Loan, 2.70%, 7/03/14		195	142,967
Tranche 1 Incremental, 7.50%, 7/03/14		1,101	812,569
Clear Channel Communications, Inc.:
Term Loan B, 3.84%, 1/29/16		43	40,165
Term Loan C, 3.84%, 1/29/16		111	102,213
Term Loan D, 6.94%, 1/30/19		922	851,132
Cumulus Media, Inc., 1st Lien Term Loan, 4.50%, 9/17/18		1,181	1,190,604
EMI Music Publishing Ltd., Term Loan B, 4.25%, 6/29/18		1,206	1,212,687
Fender Musical Instrument Corp., Term Loan B, 5.75%, 4/03/19		190	190,946
Foxco Acquisition Sub LLC, Term Loan B, 5.50%, 7/14/17		1,846	1,862,781
Getty Images, Inc., Term Loan B, 4.75%, 10/18/19		414	413,825
Gray Television, Inc., New Term Loan B, 4.75%, 10/15/19		1,041	1,050,418
Hemisphere Media Group, Inc., Term Loan, 6.25%, 7/30/20		1,335	1,335,000
Houghton Mifflin Harcourt Publishing Co., DIP Term Loan B, 5.25%, 6/01/18		1,146	1,147,413
Hubbard Radio LLC, Term Loan B, 4.50%, 4/29/19		887	888,789
Intelsat Jackson Holdings SA, Term Loan B1, 4.25%, 4/02/18		3,884	3,913,359
Interactive Data Corp., Term Loan B, 3.75%, 2/11/18		2,330	2,334,130
Kabel Deutschland GmbH:
Term Loan F1, 3.25%, 2/01/19		166	165,714
Term Loan H, 2.88%, 4/17/20	EUR	4,545	6,033,983

Floating Rate Loan Interests (b)	Par (000)		Value
Media (concluded)
Lavena Holding 3, Term Loan E, 4.09%, 3/30/17	EUR	895	$1,179,208
Lions Gate Entertainment Corp., 2nd Lien Term Loan, 5.00%, 7/17/20	USD	390	393,900
Media General, Inc., Delayed Draw Term Loan, 0.00%, 7/31/20		1,120	1,120,000
NEP Supershooters LP:
2nd Lien Term Loan, 9.50%, 8/18/20 (h)		349	356,414
New Term Loan, 4.75%, 1/18/20		1,751	1,761,409
Nielsen Finance LLC, Term Loan E, 2.94%, 5/02/16		1,027	1,031,791
Rentpath, Inc., Term Loan B, 6.25%, 5/29/20		1,255	1,228,331
Salem Communications Corp., Term Loan B, 4.50%, 3/16/20		1,051	1,054,741
Springer Science & Business, Term Loan B, 5.00%, 7/31/20		2,445	2,410,354
Univision Communications, Inc., Converted Extended Term Loan, 4.50%, 3/02/20		1,085	1,088,917
UPC Financing Partnership, Term Loan AG, 3.88%, 3/26/21	EUR	910	1,205,655
Virgin Media Investment Holdings:
Term Loan B, 3.50%, 6/08/20	USD	1,485	1,483,352
Term Loan C, 4.50%, 6/05/20	GBP	1,105	1,688,126
WC Luxco Sarl, New Term Loan B3, 4.25%, 3/15/18	USD	445	445,291
Weather Channel, 2nd Lien Term Loan, 7.00%, 12/11/20		1,240	1,267,900
WideOpenWest Finance LLC, Term Loan B, 4.75%, 3/26/19		1,356	1,366,783

			45,968,191
Metals & Mining — 4.3%
Ameriforge Group, Inc.:
1st Lien Term Loan, 5.00%, 12/19/19		995	996,871
2nd Lien Term Loan, 8.75%, 12/18/20		495	499,950
Constellium Holding Co. BV, Term Loan B, 6.00%, 3/25/20		2,214	2,275,347
FMG America Finance, Inc., Term Loan, 5.25%, 10/18/17		2,844	2,864,235
Murray Energy Corp., Term Loan, 4.75%, 5/24/19		510	510,000
Novelis, Inc., Term Loan, 3.75%, 3/10/17		3,048	3,063,222
SunCoke Energy, Inc., Term Loan B, 4.00%, 7/26/18		258	255,905
ThermaSys Corp., Term Loan, 5.25%, 5/03/19		1,005	1,005,633
Walter Energy, Inc., Term Loan B, 5.75% — 6.75%, 4/02/18		2,004	1,932,546

8	BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Metals & Mining (concluded)
Windsor Financing LLC, Term Loan B, 6.25%, 12/05/17	USD	1,684	$1,721,522

			15,125,231
Multiline Retail — 3.3%
99¢ Only Stores, Term Loan, 5.25% — 6.25%, 1/11/19		1,134	1,142,241
Apex Tool Group LLC, Term Loan B, 4.50%, 1/31/20		1,282	1,290,196
BJ’s Wholesale Club, Inc.:
2nd Lien Term Loan, 9.75%, 3/26/20		545	555,448
Replacement Term Loan, 4.25%, 9/26/19		1,092	1,096,371
HEMA Holding BV:
2nd Lien Term Loan, 5.12%, 1/05/17	EUR	3,800	4,726,733
Term Loan B, 2.12%, 7/06/15		161	211,898
Term Loan C, 2.87%, 7/05/16		148	195,038
JC Penney Corp., Inc., 1st Lien Term Loan, 6.00%, 5/21/18	USD	1,420	1,427,398
The Neiman Marcus Group, Inc., Extended Term Loan, 4.00%, 5/16/18		750	751,485

			11,396,808
Oil, Gas & Consumable Fuels — 5.9%
Chesapeake Energy Corp., New New Unsecured Term Loan, 5.75%, 12/01/17		2,115	2,166,120
Everest Acquisition LLC, Term Loan B-3, 3.50%, 5/24/18		1,755	1,754,456
GIM Channelview Cogeneration, LLC, Term Loan B, 4.25%, 5/04/20		710	712,663
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15		913	910,331
Ocean Rig ASA, Term Loan B2, 5.50%, 7/15/16		2,235	2,251,762
Pacific Drilling S.A., Term Loan B, 4.50%, 6/04/18		1,475	1,489,750
Panda Temple Power LCC, Term Loan B, 7.25%, 4/03/19		940	951,167
Philadelphia Energy Solutions LLC, Term Loan B, 6.25%, 4/04/18		1,236	1,226,817
Power Team Services, LLC:
1st Lien Term Loan, 4.25%, 5/06/20		511	506,000
2nd Lien Term Loan, 8.25%, 11/06/20		285	279,300
Delayed Draw Term Loan, 0.50%, 5/06/20		64	63,250
Quicksilver Resources, Inc., 2nd Lien, 7.00%, 6/21/19		585	568,913

Floating Rate Loan Interests (b)	Par (000)		Value
Oil, Gas & Consumable Fuels (concluded)
Ruby Western Pipeline Holdings LLC, Term Loan B, 3.50%, 3/27/20	USD	769	$768,765
Samson Investment Co., 2nd Lien Term Loan, 6.00%, 9/25/18		785	794,161
State Class Tankers II LLC, Term Loan B, 6.75%, 6/22/20		1,000	1,005,000
Tesoro Corp., Term Loan B, 2.52%, 1/29/16		838	842,089
Total Safety US, Inc.:
1st Lien Term Loan, 5.75%, 2/21/20		1,087	1,093,396
2nd Lien Term Loan, 9.25%, 8/21/20		419	426,282
Vantage Drilling Co.:
Term Loan, 6.25%, 10/26/17		1,739	1,751,179
Term Loan B, 5.75%, 3/22/19		893	899,458

			20,460,859
Pharmaceuticals — 3.9%
Aptalis Pharma, Inc., Term Loan B, 5.50%, 2/10/17		2,358	2,363,368
Par Pharmaceutical Cos., Inc., Refinancing Term Loan B, 4.25%, 9/30/19		2,441	2,453,670
Pharmaceutical Product Development, Inc., New Term Loan B, 4.25%, 12/05/18 (h)		2,091	2,106,943
Quintiles Transnational Corp., Term Loan B, 4.50%, 6/08/18		1,280	1,288,022
RPI Finance Trust, Incremental Tranche 2, 4.00%, 11/09/18		240	241,144
Valeant Pharmaceuticals International, Inc.:
Refinancing Term Loan C1, 3.50%, 2/13/19		1,642	1,656,624
Refinancing Term Loan D1, 3.50%, 12/11/19		1,100	1,109,564
Term Loan E, 4.50%, 8/05/20		1,555	1,575,168
Warner Chilcott Corp.:
Incremental Term Loan B-1, 4.25%, 3/15/18		246	245,992
Term Loan B-1, 4.25%, 3/15/18		565	565,078
Term Loan B-2, 4.25%, 3/15/18		35	34,580

			13,640,153
Professional Services — 2.1%
Booz Allen Hamilton, Inc., Term Loan B, 4.50%, 7/31/19		1,702	1,705,967
Emdeon Business Services, LLC, Term Loan B-2, 3.75%, 11/02/18		1,266	1,272,493
Intertrust Group Holding BV, Term Loan B1, 4.67%, 2/07/20	EUR	1,000	1,317,885

BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2013	9

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Professional Services (concluded)
ON Assignment, Inc., Term Loan B, 3.50%, 4/30/20	USD	478	$478,438
Sirva Worldwide, Inc., Term Loan, 7.50%, 3/27/19		1,127	1,121,539
Truven Health Analytics, Inc., Term Loan B, 4.50%, 6/01/19		1,346	1,351,475

			7,247,797
Real Estate Investment Trusts (REITs) — 0.5%
iStar Financial, Inc., Term Loan, 4.50%, 10/16/17		1,559	1,564,681
Real Estate Management & Development — 1.3%
Realogy Corp.:
Extended Letter of Credit, 4.45%, 10/10/16		237	239,337
Extended Term Loan, 4.50%, 3/05/20		4,065	4,108,021
Letter of Credit, 3.20%, 10/10/13		57	56,122

			4,403,480
Road & Rail — 0.9%
Genesee & Wyoming, Inc., Term Loan A, 2.20%, 9/29/17		669	667,758
RAC Ltd., Term Loan B, 5.49%, 9/28/18	GBP	1,182	1,805,334
Road Infrastructure Investment LLC, Term Loan B, 6.25%, 3/30/18	USD	609	612,266

			3,085,358
Semiconductors & Semiconductor Equipment — 0.8%
Freescale Semiconductor, Inc., Term Loan B4, 5.00%, 2/28/20		1,706	1,722,253
NXP BV, Term Loan C, 4.75%, 1/11/20		1,025	1,042,785

			2,765,038
Software — 3.6%
Blackboard, Inc., Term Loan B2, 6.25%, 10/04/18		203	205,681
CompuCom Systems, Inc., Term Loan B, 4.25%, 5/11/20		455	456,847
GCA Services Group, Inc.:
2nd Lien Term Loan, 9.25%, 10/22/20		500	507,500
Term Loan B, 5.25%, 11/01/19		1,180	1,185,794
Infor US, Inc., Term Loan B2, 5.25%, 4/05/18		2,010	2,035,585
Kronos, Inc., 2nd Lien Term Loan, 9.75%, 4/30/20		925	952,750
RP Crown Parent LLC, 1st Lien Term Loan, 6.75%, 12/21/18		965	976,915
Sophia LP, Term Loan B, 4.50%, 7/19/18		1,379	1,390,122

Floating Rate Loan Interests (b)	Par (000)		Value
Software (concluded)
SS&C Technologies, Inc.:
Term Loan B-1, 3.50%, 6/07/19	USD	1,993	$1,994,282
Term Loan B-2, 3.50%, 6/07/19		206	206,305
StoneRiver Holdings, Inc.:
1st Lien Term Loan, 4.50%, 11/20/19		1,200	1,200,756
2nd Lien Term Loan, 8.50%, 11/20/20		595	595,000
Websence, Inc.:
2nd Lien Term Loan, 8.25%, 11/24/20		445	444,444
Term Loan B, 4.50%, 6/25/20		490	488,775

			12,640,756
Specialty Retail — 6.5%
Academy Ltd., Term Loan, 4.50%, 8/03/18		1,872	1,884,091
Atlantic Aviation FBO Inc., Term Loan B, 3.25%, 5/20/20		355	355,444
Bass Pro Group LLC, New Term Loan, 4.00%, 11/20/19		1,618	1,627,082
Burlington Coat Factory Warehouse Corp., New Term Loan B2, 4.25%, 2/23/17		365	366,257
David’s Bridal, Inc., Term Loan B, 5.00%, 10/11/19		2,024	2,037,719
Equinox Holdings, Inc., Repriced Term Loan B, 4.50% — 5.50%, 1/31/20		1,207	1,213,010
The Gymboree Corp., Initial Term Loan, 5.00%, 2/23/18		70	67,533
Harbor Freight Tools USA, Inc., New 1st Lien Term Loan, 4.75%, 7/16/19		973	982,377
Jo-Ann Stores, Inc., Term Loan, 4.00%, 3/16/18 (h)		583	584,040
Leslie’s Poolmart, Inc., Term Loan B, 5.25%, 10/16/19		1,240	1,250,759
Michaels Stores, Inc., Term Loan, 3.75%, 1/28/20		1,446	1,450,902
Moneygram International, Inc., Term Loan B, 4.25%, 3/20/20		778	782,586
Party City Holdings, Inc., Term Loan B, 4.25%, 7/29/19		2,686	2,691,634
PETCO Animal Supplies, Inc., Term Loan, 4.00%, 11/24/17		1,499	1,509,683
Reddy Ice Corp.:
1st Lien Term Loan, 6.75% — 7.75%, 3/28/19		1,506	1,509,991
2nd Lien Term Loan, 10.75%, 11/01/19		725	725,000

10	BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Specialty Retail (concluded)
Sprouts Farmers Markets Holdings, LLC, Term Loan, 4.50%, 4/23/20	USD	810	$814,050
SRAM LLC, Term Loan B, 4.00% — 5.25%, 4/10/20		508	509,060
Things Remembered, Inc., Term Loan B, 8.00%, 5/24/18		1,018	1,012,711
Toys ‘R’ Us Delaware, Inc.:
Incremental Term Loan B2, 5.25%, 5/25/18		471	459,113
Term Loan B3, 5.25%, 5/25/18		99	96,346
The Yankee Candle Co., Inc., Term Loan B, 5.25%, 4/02/19		858	864,780

			22,794,168
Textiles, Apparel & Luxury Goods — 0.9%
Ascend Performance Materials LLC, Term Loan B, 6.75%, 4/10/18		2,150	2,158,320
Phillips-Van Heusen Corp., Term Loan B, 3.25%, 2/13/20		609	611,586
True Religion Apparel, Inc., Term Loan, 5.88%, 7/29/19		200	188,500

			2,958,406
Thrifts & Mortgage Finance — 0.6%
Insight Global, Inc., 1st Lien Term Loan, 6.00%, 10/31/19		1,199	1,207,967
Ocwen Financial Corp., Term Loan, 5.00%, 2/15/18		998	1,008,722

			2,216,689
Trading Companies & Distributors — 0.4%
WESCO Distribution, Inc., Term Loan B, 4.50%, 12/12/19		1,348	1,354,130
Wireless Telecommunication Services — 1.8%
Cricket Communications, Inc., Term Loan, 4.75%, 10/10/19		998	1,006,358
Light Tower Fiber LLC, 1st Lien Term Loan, 4.50%, 4/13/20		1,630	1,638,655
Vodafone Americas Finance 2, Inc., PIK Term Loan, 6.88%, 8/11/15		3,542	3,542,150

			6,187,163
Total Floating Rate Loan Interests — 119.5%			416,527,953
Other Interests (i)	Beneficial Interest (000)		Value
Auto Components — 0.0%
Lear Corp. Escrow (d)	USD	500	$2,500
Construction Materials — 0.0%
USI Senior Holdings (d)		8	—
Diversified Financial Services — 0.2%
JG Wentworth LLC Preferred Equity Interests (d)		1	460,525
Hotels, Restaurants & Leisure — 0.2%
Wembley Contigent (d)		2	750,000
Household Durables — 0.0%
Berkline Benchcraft Equity LLC (d)		6	—
Total Other Interests — 0.4%			1,213,025

Warrants (j)	Shares
Chemicals — 0.0%
British Vita Holdings Co. (Non-Expiring)		166	—
Media — 0.0%
New Vision Holdings LLC:
(Expires 9/30/14)		19,023	29,086
(Expires 9/30/14)		3,424	6,293

			35,379
Software — 0.0%
Bankruptcy Management Solutions, Inc.:
(Expires 6/28/18)		181	1,700
(Expires 6/28/19)		195	1,832
(Expires 6/28/20)		292	2,743
HMH Holdings/EduMedia, (Issued/Exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $42.27)		1,501	—

			6,275
Total Warrants — 0.0%			41,654
Total Long-Term Investments (Cost — $496,301,639) — 143.1%			499,064,197

BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2013	11

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Short-Term Securities	Shares			Value
Money Market Funds — 0.3%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.04% (k)(l)		952,486		$952,486
Total Short-Term Securities (Cost – $952,486) – 0.3%				952,486
Options Purchased	Shares		Value
(Cost — $25,422) — 0.0%			—
Total Investments (Cost — $497,254,125*) — 143.4%			$500,016,683
Liabilities in Excess of Other Assets — (43.4)%			(151,371,391)

Net Assets — 100.0%			$348,645,292

*	As of July 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$495,316,645

Gross unrealized appreciation	$10,281,969
Gross unrealized depreciation	(5,581,931)

Net unrealized appreciation	$4,700,038

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays PLC	$188,839	$839
Bank of America NA	$474,900	—
Pershing LLC	$61,021	$271
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$3,023,637	$(38,062)

(d)	Non-income producing security.

(e)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(f)	Convertible security.

(g)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(h)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(i)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(j)	Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(k)	Investments in issuers considered to be an affiliate of the Trust during the period ended July 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2012	Net Activity	Shares Held at July 31, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	2,740,694	(1,788,208)	952,486	$1,647

(l)	Represents the current yield as of report date.

12	BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	CAD	Canadian Dollar
	CHF	Swiss Franc
	DIP	Debtor-In-Possession
	EUR	Euro
	GBP	British Pound
	USD	US Dollar

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Foreign currency exchange contracts as of July 31, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	1,900,000	USD	3,049,038	Credit Suisse Group AG	8/01/13	$(21,750)
EUR	3,000,000	USD	3,942,420	Citigroup, Inc.	8/22/13	48,873
EUR	1,133,000	USD	1,504,497	Deutsche Bank AG	8/22/13	2,881
EUR	1,465,000	USD	1,930,905	Deutsche Bank AG	8/22/13	18,176
USD	390,416	EUR	294,000	BNP Paribas SA	8/22/13	(731)
USD	55,775,426	EUR	42,556,000	Citigroup, Inc.	8/22/13	(842,398)
USD	351,899	EUR	265,000	Credit Suisse Group AG	8/22/13	(665)
USD	3,245,215	CAD	3,377,000	JPMorgan Chase & Co.	10/22/13	(36,170)
USD	1,065,865	CHF	1,011,188	UBS Securities LLC	10/22/13	(27,564)
USD	3,047,388	GBP	1,990,000	Credit Suisse Group AG	10/22/13	21,684
USD	22,303,394	GBP	14,790,000	Deutsche Bank AG	10/22/13	(184,129)
Total						$(1,021,793)

•	Over-the-counter options purchased as of July 31, 2013 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Marsico Parent Superholdco LLC	Goldman Sachs Group, Inc.	Call	USD	942.86	12/14/19	26	—

BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2013	13

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

•	Credit default swaps — sold protection outstanding as of July 31, 2013 were as follows:

Issuer/Index	Receive Fixed Rate	Counterparty/Exchange	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)
Caesars Entertainment Operating Co., Inc.	5.00%	Barclays PLC	9/20/15	CCC-	USD	250	$5,539
Caesars Entertainment Operating Co., Inc.	5.00%	Citigroup, Inc.	12/20/15	CCC-	USD	189	1,513
Caesars Entertainment Operating Co., Inc.	5.00%	Citigroup, Inc.	12/20/15	CCC-	USD	91	(1,794)
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase & Co.	12/20/15	CCC-	USD	331	13,294
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase & Co.	12/20/15	CCC-	USD	77	30
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/16	CCC-	USD	131	(6,107)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/16	CCC-	USD	131	(6,107)
Caesars Entertainment Operating Co., Inc.	5.00%	Deutsche Bank AG	6/20/17	CCC-	USD	339	(44,208)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/16	CCC-	USD	385	(22,409)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	6/20/16	CCC-	USD	500	(40,177)
Caesars Entertainment Operating Co., Inc.	5.00%	Citigroup, Inc.	9/20/16	CCC-	USD	175	(2,441)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/17	CCC-	USD	238	(30,091)
Total							$(132,958)

[1]	Using Standard & Poor’s rating of the issuer.

[2]	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

14	BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of July 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments
Asset-Backed Securities	—	—	$13,101,283	$13,101,283
Common Stocks	$757,710	$2,832,368	235,107	3,825,185
Corporate Bonds	—	64,355,097	—	64,355,097
Floating Rate Loan Interests	—	376,140,348	40,387,605	416,527,953
Other Interests	—	750,000	463,025	1,213,025
Warrants	—	—	41,654	41,654
Short-Term Securities	952,486	—	—	952,486
Unfunded Loan Commitments	—	(325)	—	(325)

Total	$1,710,196	$444,077,488	$54,228,674	$500,016,358

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[3]
Assets:
Credit contracts	—	$20,376	—	$20,376
Foreign currency exchange contracts	—	91,614	—	91,614
Liabilities:
Credit contracts	—	(153,334)	—	(153,334)
Foreign currency exchange contracts	$(21,750)	(1,091,657)	—	(1,113,407)

Total	$(21,750)	$(1,133,001)	—	$(1,154,751)

[3]	Derivative financial instruments are swaps and foreign currency exchange contracts which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2013	15

Consolidated Schedule of Investments (concluded)	BlackRock Floating Rate Income Trust (BGT)

Certain of the Trust’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$616,581	—	—	$616,581
Liabilities:
Foreign currency overdraft	—	$(434,505)	—	(434,505)
Loans payable	—	(132,000,000)	—	(132,000,000)

Total	$616,581	$(132,434,505)	—	$(131,817,924)

There were no transfers between Level 1 and Level 2 during the period ended July 31, 2013.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Floating Rate Loan Interests	Other Interests	Warrants	Total
Assets:
Opening Balance, as of October 31, 2012	$8,621,975	$8,096	$27,270,564	$1,394,386	—	$37,295,021
Transfers into Level 3[1]	817,377	224,202	8,120,740	—	$67,341	9,229,660
Transfers out of Level 3[2]	—	—	(4,859,883)	(7,500)	—	(4,867,383)
Accrued discounts/premiums	44,901	—	100,173	—	—	145,074
Net realized gain (loss)	100,991	(2,932)	(344,183)	—	—	(246,124)
Net change in unrealized appreciation/depreciation[3]	419,176	5,756	1,059,236	40,164	(31,959)	1,492,373
Purchases	4,539,687	—	27,938,193	—	6,275	32,484,155
Sales	(1,442,824)	(15)	(18,897,235)	(964,025)	(3)	(21,304,102)

Closing Balance, as of July 31, 2013	$13,101,283	$235,107	$40,387,605	$463,025	$41,654	$54,228,674

[1]

As of October 31, 2012, the Trust used observable inputs in determining the value of certain investments. As of July 31, 2013, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $9,229,660 transferred from Level 2 to Level 3 in the disclosure hierarchy.

[2]

As of October 31, 2012, the Trust used significant unobservable inputs in determining the value of certain investments. As of July 31, 2013, the Trust used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $4,867,383 transferred from Level 3 to Level 2 in the disclosure hierarchy.

[3]	The change in unrealized appreciation/depreciation on investments still held as of July 31, 2013 was $766,268.

The Trust’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

16	BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2013

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Floating Rate Income Trust

By:	/s/ John M. Perlowski

John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Floating Rate Income Trust

Date: September 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski

John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Floating Rate Income Trust

Date: September 24, 2013

By:	/s/ Neal J. Andrews

Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Floating Rate Income Trust

Date: September 24, 2013